Events Subsequent to Original Issuance of Consolidated Financial Statements (Unaudited) - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 15, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 15, 2023
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Cash	$ 40,000,000
Rent payable		$ 7,462	$ 7,916
Operating lease, liability, to be paid		$ 42,941	$ 47,852
Loan and Security Agreement
Subsequent Event [Line Items]
Debt fees and expenses	3,250
Repayments of debt	25,000
BMR Hampshire LLC
Subsequent Event [Line Items]
Rent payable	10,000
Operating lease, liability, to be paid	1,595
Minimum
Subsequent Event [Line Items]
Cash	$ 19,600
114
Subsequent Event [Line Items]
Percentage of upfront payment	25.00%
388
Subsequent Event [Line Items]
Percentage of upfront payment	50.00%
Parent
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Share price	5.2831
Merger Agreement
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
GSK Agreement | License
Subsequent Event [Line Items]
Percentage of milestone and royalty payment	70.00%
Novartis Collaboration | Novartis Institutes for Biomedical Research, Inc.
Subsequent Event [Line Items]
Percentage of milestone and royalty payment	70.00%
Subsequent Event | BMR Hampshire LLC
Subsequent Event [Line Items]
Operating lease, liability, to be paid				$ 8,405